Marketable Securities (FY) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Investments, Debt and Equity Securities [Abstract]
Summary Of Marketable Securities
The following tables summarize the Company's marketable securities (in thousands):

	March 31, 2025
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
U.S. treasury securities	$18,570	$5	$—	$18,575
Corporate debt securities	58,619	107	(13)	58,713
Total	$77,189	$112	$(13)	$77,288

	December 31, 2024
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
U.S. treasury securities	$26,985	$19	$—	$27,004
Corporate debt securities	57,940	84	(35)	57,989
Total	$84,925	$103	$(35)	$84,993

The following tables summarize the Company’s marketable securities (in thousands):

	December 31, 2024
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
U.S. treasury securities	$26,985	$19	$—	$27,004
Corporate debt securities	57,940	84	(35)	57,989
Total	$84,925	$103	$(35)	$84,993

	December 31, 2023
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Corporate debt securities	$55,624	$27	$(80)	$55,571
Total	$55,624	$27	$(80)	$55,571

Schedule of Fair Value of Available-for-Sale Securities By Contractual Maturity	The following table summarizes the fair value of the Company’s available-for-sale securities by contractual maturity (in thousands):

March 31, 2025
Due in one year or less	$52,828
Due after one year through two years	24,460
Total	$77,288

The following table summarizes the fair value of the Company’s available-for-sale securities by contractual maturity (in thousands):

December 31, 2024
Due in one year or less	$70,636
Due after one year through two years	14,357
Total	$84,993